Income Taxes - Components of Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax expense (benefit) :
Federal	$ 84.6	$ 51.3	$ (18.0)
State	(6.4)	(5.3)	(22.0)
Total current tax expense (benefit)	78.2	46.0	(40.0)
Deferred tax expense (benefit) :
Federal	(112.5)	(49.4)	213.0
State	1.8	(1.8)	2.0
Total deferred tax expense (benefit)	(110.7)	(51.2)	215.0
Total income tax expense (benefit)	$ (32.5)	$ (5.2)	$ 175.0